SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Sales	$ 0	$ 0
Operating expenses	10,054,488	21,491,125
Net loss from operations	(10,054,488)	$ (21,491,125)
Biotechnology [Member]
Segment Reporting Information [Line Items]
Sales	0
Operating expenses	10,054,488
Net loss from operations	(10,054,488)
Technology [Member]
Segment Reporting Information [Line Items]
Sales	0
Operating expenses	0
Net loss from operations	$ 0